Pension commitments, Weighted Average Key Assumptions and Average Life Expectancy (Details) $ in Millions	Oct. 31, 2018 USD ($) Employee	Sep. 01, 2017	Apr. 30, 2017 USD ($) Employee
Weighted average key assumptions [Abstract]
Rate of increase in final pensionable salary	2.61%	2.32%	2.00%
Rate of increase in pension payments	1.99%	1.75%	2.00%
Discount rate	1.92%	1.95%	1.95%
Inflation	1.89%	1.61%	2.00%
Discount Rate [Member]
Weighted average key assumptions [Abstract]
Discount rate	10.50%
Retiring 15 years after the end of the reporting period [Abstract]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Inflation [Member]
Weighted average key assumptions [Abstract]
Inflation	2.90%
Retiring 15 years after the end of the reporting period [Abstract]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Average Life Expectancy [Member]
Retiring at age 65 at the end of the reporting period [Abstract]
Male | Employee	20		19
Female | Employee	23		23
Retiring 15 years after the end of the reporting period [Abstract]
Male | Employee	22		19
Female | Employee	25		24
+0.5% Increase [Member] | Discount Rate [Member]
Weighted average key assumptions [Abstract]
Defined benefit obligation	$ (23.1)		$ (3.9)
-0.5% Decrease [Member] | Discount Rate [Member]
Weighted average key assumptions [Abstract]
Defined benefit obligation	26.9		4.5
+0.25% Increase [Member] | Inflation [Member]
Weighted average key assumptions [Abstract]
Defined benefit obligation	6.4		1.3
-0.25% Decrease [Member] | Inflation [Member]
Weighted average key assumptions [Abstract]
Defined benefit obligation	(6.0)		(1.2)
One Year Increase [Member] | Average Life Expectancy [Member]
Weighted average key assumptions [Abstract]
Defined benefit obligation	$ 7.9		$ 1.1
Retiring 15 years after the end of the reporting period [Abstract]
Percentage of reasonably possible increase in actuarial assumption	3.60%		2.90%